Initial Public Offering (Details) - USD ($)			9 Months Ended		12 Months Ended
	Sep. 07, 2023	Sep. 07, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 17, 2022	Feb. 15, 2022
Initial Public Offering (Details) [Line Items]
Common stock price per share			$ 11.5		$ 11.5
Warrants issued (in Shares)					7,500,000
Warrant price per share			0.01		$ 0.01
Common stock exceeds per share			$ 18		$ 18
Gross proceeds percentage					5.00%
Offering in cash			2.00%		2.00%
Percentage of business combination			3.00%		3.00%
Sale of stock (in Shares)			1,125,000
Units price per share			$ 11.5
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Exercise of warrants issued (in Shares)			7,500,000
Public offering percentage			5.00%
Deferred underwriting commission (in Dollars)	$ 2,587,000	$ 2,587,000		$ 2,587,500	$ 2,587,500
Fee payable amount (in Dollars)	1,800,000	1,800,000
Cash (in Dollars)	1,300,000	1,300,000
IPO [Member]
Initial Public Offering (Details) [Line Items]
Shares issued (in Shares)					7,500,000
Price per share					$ 10
Sale of stock (in Shares)			7,500,000					7,500,000
Units price per share			$ 10					$ 10
Cash (in Dollars)	$ 500,000	$ 500,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Additional units, percentage			15.00%		15.00%
Warrant [Member]
Initial Public Offering (Details) [Line Items]
Common stock, par value					$ 0.0001
Warrant [Member]
Initial Public Offering (Details) [Line Items]
Common stock, par value			$ 0.0001